Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Income Tax Disclosure [Text Block]
Income Taxes

The components of the provision for income taxes are as follows:

	Successor Company		Predecessor Company
		For the Period	For the Period
	Year Ended	April 24, 2009 to	January 1, 2009	Year Ended
	December 31, 2010	December 31, 2009	to April 23, 2009	December 31, 2008
Current:
Federal	$(539)	$(2,253)	$(1,293)	$(7,239)
State	12	(2,306)	(1,323)	(496)
	(527)	(4,559)	(2,616)	(7,735)
Deferred:
Federal	(6,659)	(4,189)	(2,403)	(28,384)
State	(736)	(1,683)	(966)	(7,030)
	(7,395)	(5,872)	(3,369)	(35,414)
Income tax benefit	$(7,922)	$(10,431)	$(5,985)	$(43,149)

For the nine months ended September 30, 2009 and the year ended December 31, 2008, we understated liabilities in error related to uncertain income tax exposures, arising in the respective periods. These additional income tax exposures related primarily to deductions taken in state filings for which it is more likely than not that those deductions would not be sustained on their technical merits. The amounts of additional tax expense that should have been recorded related to this error was $7 in the 2009 successor period, $6 in the 2009 predecessor period and $139 in 2008. Such charges were corrected in the fourth quarter of 2009 as an increase to income tax expense and an adjustment to the opening goodwill in the Successor Company at April 24, 2009. We have determined that the impact of these adjustments recorded in the fourth quarter of fiscal 2009 were immaterial to our results of operations in all applicable prior interim and annual periods. As a result, we have not restated any prior period amounts.

The reconciliation of the federal statutory income tax rate to our effective income tax rate is as follows:

	Successor Company		Predecessor Company
		For the Period	For the Period
	Year Ended	April 24, 2009 to	January 1, 2009	Year Ended
	December 31, 2010	December 31, 2009	to April 23, 2009	December 31, 2008
Federal statutory rate	35.0%	35.0%	35.0%	35.0%
State taxes net of federal benefit	0.6	7.1	2.4	3.0
Non-deductible portion of goodwill impairment	—	—	—	(12.0)
Other	0.2	32.5	(9.2)	—
Effective tax rate	35.8%	74.6%	28.2%	26.0%

The 2008 effective income tax rate was impacted by the goodwill impairment charges which was substantially non-deductible for tax purposes.

Deferred income tax assets and liabilities reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities on our balance sheet and the amounts used for income tax purposes. Significant components of our deferred tax assets and liabilities are as follows:

	December 31, 2010	December 31, 2009
Deferred tax liabilities:
Goodwill, intangibles and other	$10,581	$11,216
Deferred cancellation of debt income	26,910	27,497
Property and equipment	7,176	6,717
Investment	—	386
Other	4,599	181
Total deferred tax liabilities	49,266	45,997
Deferred tax assets:
Allowance for doubtful accounts	350	1,184
Deferred compensation	664	693
Equity based compensation	3,857	3,797
Accrued expenses and other	14,104	9,240
Federal and state net operating loss	12,510	17
Total deferred tax assets	31,485	14,931
Net deferred tax (liabilities)	$(17,781)	$(31,066)

Net deferred tax asset -- current	$6,407	$3,048
Net deferred tax (liability) - long-term	$(24,188)	$(34,114)

We determined, based upon the weight of available evidence, that it is more likely than not that our deferred tax asset will be realized. We have experienced a long history of taxable income which allowed us to carryback net operating losses through 2009. Also, we have taxable temporary differences that can be used as a source of income in the future. As such, no valuation allowance was recorded during the year ended December 31, 2010 or 2009. We will continue to assess the need for a valuation allowance at each future reporting period.

We classify interest expense and penalties related to unrecognized tax benefits as income tax expense. The accrued interest and penalties were $1,687 and $1,415 at December 31, 2010 and 2009, respectively. For the year-ended December 31, 2010, 2009 and 2008, we recognized $273, ($994) and $469 of interest and penalties, respectively. Unrecognized tax benefit activity is as follows:

Unrecognized
Tax Benefit
Predecessor Company
Balance at January 1, 2008	$6,273
Additions for current period tax positions	233
Additions for prior years tax positions	94
Settlements	(149)
Reductions related to expiration of statue of limitations	(157)
Balance at December 31, 2008	6,294
Additions for current period tax positions	—
Additions for prior years tax positions	—
Settlements	—
Reductions related to expiration of statue of limitations	—
Balance at April 23, 2009	$6,294

Successor Company
Balance at April 24, 2009	$6,294
Reductions for current period tax positions	(541)
Additions for prior years tax positions	1,296
Settlements	(2,599)
Reductions related to expiration of statue of limitations	(1,973)
Balance at December 31, 2009	2,477
Additions for current period tax positions	136
Reductions for prior years tax positions	(24)
Settlements	(93)
Reductions related to expiration of statue of limitations	(1)
Balance at December 31, 2010	$2,495

The amount of unrecognized tax benefits that will reverse within the next twelve months is estimated at $1,248. Substantially all of our unrecognized tax benefits, if recognized, would affect the effective tax rate.

We are no longer subject to U.S. federal income examinations for years before 2004. During 2009, we settled our audit with the State of New York related primarily to filing positions through 2006. During 2010, we settled our audit with the State of Minnesota for the years 2005 through 2008. With few exceptions, we are no longer subject to state and local income tax examinations in other jurisdictions by tax authorities for years before 2004.

During 2009, we reported a federal net operating loss of approximately $36,972, for which we filed a federal carryback claim. Accordingly, we recorded an income tax receivable of $12,355 and subsequently received the federal refund of $12,940. At December 31, 2010, we have available for federal income tax purposes a net-operating loss carry-forward of approximately, $29,481, of which approximately $946 relates to discontinued operations, expiring in 2031 that can be used to offset future taxable income. We also have for state income tax purposes net operating loss carry-forwards of approximately $4,484, of which approximately $3,986 relates to discontinued operations, expiring at various times between 2013 and 2031 that can be used to offset future taxable income.